Bitwise Crypto Industry Innovators ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.5%

Communication Services — 1.4%
Nexon	35,600	$794,176

Consumer Discretionary — 4.6%
BIGG Digital Assets *	707,640	897,193
Rakuten Group	69,000	779,584
Tesla *	1,323	899,243

		2,576,020

Financials — 31.3%
Bitcoin Group *	5,122	247,220
CME Group, Cl A	3,629	771,816
Coinbase Global, Cl A *	23,097	5,850,470
Coinshares International *	36,394	382,999
DBS Group Holdings	35,338	783,682
Diginex *	129,501	848,232
Galaxy Digital Holdings *	130,619	2,451,414
Signature Bank NY	3,164	777,236
Silvergate Capital, Cl A *	46,650	5,286,378

		17,399,447

Information Technology — 62.2%
Advanced Micro Devices *	9,714	912,436
Arcane Crypto *	33,009,537	575,109
Argo Blockchain *	1,198,688	2,003,664
Bit Digital *	152,108	1,040,419
Bitfarms *	488,154	1,911,933
Canaan ADR *	216,797	1,766,895
Ebang International Holdings, Cl A *	530,126	1,632,788
Hive Blockchain Technologies *	961,540	2,748,810
Hut 8 Mining *	394,080	1,708,964
Marathon Digital Holdings *	97,668	3,063,845
MicroStrategy, Cl A *	10,902	7,244,379
Northern Data *	21,674	2,097,384
NVIDIA	1,124	899,313
PayPal Holdings *	3,010	877,355
Riot Blockchain *	81,587	3,073,382
Square, Cl A *	3,709	904,254
Voyager Digital *	122,444	2,093,305

		34,554,235

Total Common Stock (Cost $51,140,794)		55,323,878

Total Investments - 99.5% (Cost $51,140,794)		$55,323,878

Percentages are based on net assets of $55,579,698.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

BIT-QH-001-0100

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

June 30, 2021 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Bitwise Crypto Industry Innovators ETF

Notes to Financial Statements

June 30, 2021 (Unaudited)(Concluded)

SIGNIFICANT ACCOUNTING POLICIES (Concluded)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended June 30, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

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